Financial risk management and financial instruments - Foreign Currency Risk (Details) € in Millions, R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2018 EUR (€) $ / bbl R / $	Jun. 30, 2018 USD ($) $ / bbl R / $	Jun. 30, 2018 ZAR (R) $ / bbl R / $	Jun. 30, 2017 EUR (€) $ / bbl	Jun. 30, 2017 USD ($) $ / bbl	Jun. 30, 2017 ZAR (R) $ / bbl
Financial risk management and financial instruments
Increase in exchange rate for forecasting purposes | R / $					0.10	0.10	0.10
Impact on operating profit of increase in exchange rate	$ 68	R 880	$ 52	R 710
Average oil price assumption | $ / bbl					72	72	72	50	50	50
Period of average prices used in risk calculation			12 months	12 months
Period of constant average exchange rate used in risk calculation			12 months	12 months
Zero cost collar
Financial risk management and financial instruments
Period of foreign currency exposure hedged			12 months	12 months
Notional amount						$ 4,000			$ 4,000
Zero cost collar | Minimum
Financial risk management and financial instruments
Percentage of foreign currency exposure over the next 12 months hedged by the group			70.00%	70.00%
Zero cost collar | Maximum
Financial risk management and financial instruments
Percentage of foreign currency exposure over the next 12 months hedged by the group			80.00%	80.00%
Maturity period of derivatives			1 year	1 year
Foreign exchange contracts
Financial risk management and financial instruments
Notional amount						$ 226			$ 300
Foreign exchange contracts | Cash flow hedge | Rand
Financial risk management and financial instruments
Notional amount | R							R 33			R 34
Foreign exchange contracts | Cash flow hedge | Euro
Financial risk management and financial instruments
Notional amount | €					€ 2.1			€ 2.3